SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Non capital loss carryforwards	$ 1,443,371	$ 1,638,357
Intangible assets	19,849	18,863
Property, equipment and leaseholds	587,408	624,016
Financial instruments		26,690
Deferred tax asset (liability)	2,050,628	2,307,926
Valuation Allowance	(2,050,628)	(2,307,926)
Net Deferred tax asset
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Non capital loss carryforwards
Intangible assets
Property, equipment and leaseholds	(68,282)	(66,116)
Financial instruments		98,210
Investments	(241,880)	(167,635)
Property, equipment and leaseholds	12,697	201,393
Deferred tax asset not recognized
Net deferred tax asset (liability)	$ (297,465)	$ 65,852